As filed with the Securities and Exchange Commission on March 31, 2023.

Registration Nos. 333-175279
811-08946

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 24	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 792 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 420-7078
(Depository’s Telephone Number, including Area Code)

Thomas C. Bilello

Vice President and Associate General Counsel
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
O on pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
X on May 1, 2023 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 23 to Registration Statement No. 333-175279 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 1, 2023. Post-Effective Amendment No. 23 was scheduled to become effective on April 2, 2023. As stated on the cover page to this filing, this Post-Effective Amendment No. 24 is intended to become effective on May 1, 2023

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 31st day of March, 2023.

SEPARATE ACCOUNT A
(Registrant)

PACIFIC LIFE INSURANCE COMPANY

By:
Darryl D. Button*

Director, Chairman, President and Chief Executive Officer

PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Darryl D. Button *

Director, Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President and Chief Executive Officer	March 31, 2023
Darryl D. Button *

		Director, Executive Vice President and Chief Financial Officer	March 31, 2023
Vibhu R. Sharma*

		Director, Executive Vice President and Chief Operating Officer	March 31, 2023
Adrian S. Griggs*

		Director, Executive Vice President and General Counsel	March 31, 2023
Jason Orlandi*

		Assistant Vice President and Secretary	March 31, 2023
Starla C. Yamauchi*

		Senior Vice President and Chief Accounting Officer	March 31, 2023
Joshua D Scott*

		Executive Vice President	March 31, 2023
Dawn M. Behnke*

		Vice President and Treasurer	March 31, 2023
Craig W. Leslie*

*By:	/s/ THOMAS C. BILELLO		March 31, 2023
Thomas C. Bilello
as attorney-in-fact

(Powers of Attorney are contained in Registrant's Form N-4 File No. 333-175280, Accession Number 0001104659-23-009195 filed on February 1, 2023, and incorporated by referenced herein, as Exhibit 15.)